Explanatory notes to the consolidated statements of cash flows - financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Proceeds of other long-term debt	€ 935	€ 811	€ 1,309
Changes in liabilities arising from financing activities [abstract]
Total Debt at January 1	17,971	24,048
Derivative (assets)/liabilities and collateral at January 1	(206)	150
Total Liabilities from financing activities at January 1	17,765	24,198
Cash flows	(2,795)	(4,470)
Foreign exchange effects	(226)	(1,311)
Fair value changes	(136)	(286)
Changes in scope of consolidation	(3)	(83)
Transfer to liabilities held for sale	(177)	0
Other changes	(51)	(283)
Total Liabilities from financing activities at December 31	14,377	17,765	24,198
Derivative (assets)/liabilities and collateral at December 31	(151)	(206)	150
Total Debt at December 31	€ 14,528	€ 17,971	€ 24,048